Schedule of share based compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 29	$ 115	$ 72	$ 241
Employees [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	21	83	37	172
Directors and advisors [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 8	$ 32	$ 35	$ 69